Restricted Share Grant Activity (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of RSUs
Unvested, beginning balance	172,263	213,765
Granted	16,854	19,848
Vested	(62,646)	(61,350)
Unvested, ending balance	126,471	172,263	213,765
Weighted-average grant date fair value
Unvested, beginning balance	$ 8.50	$ 8.40
Granted	17.80	23.50
Vested	10.88	6.39
Unvested, ending balance	$ 11.76	$ 8.50	$ 8.40
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	1 year 7 days	10 months 17 days	1 year 6 months 11 days
Aggregated intrinsic value
Aggregated intrinsic value	$ 3,627,859	$ 5,758,829
Aggregated intrinsic value	$ 2,395,361	$ 3,627,859	$ 5,758,829